UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02527

DWS Money Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  7/31

Date of reporting period:  4/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2013 (Unaudited)

DWS Money Market Prime Series
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 12.9%
Banco del Estado de Chile, 0.24%, 5/14/2013	5,000,000	5,000,000
Bank of Montreal, 0.13%, 5/3/2013	24,000,000	24,000,000
Bank of Nova Scotia, 0.27%, 12/11/2013	7,800,000	7,800,966
Caisse d'Amortissement de la Dette Sociale, 1.375%, 7/29/2013	5,000,000	5,013,856
China Construction Bank Corp., 0.32%, 5/28/2013	10,000,000	10,000,000
DnB Bank ASA, 0.22%, 6/4/2013	17,000,000	17,000,000
DZ Bank AG:
0.22%, 5/10/2013	9,000,000	9,000,000
0.22%, 6/5/2013	15,000,000	15,000,000
Export Development Canada, 144A, 0.335%, 5/23/2013	3,000,000	3,000,000
Industrial & Commercial Bank of China:
0.29%, 5/28/2013	27,000,000	27,000,000
0.29%, 6/4/2013	9,500,000	9,500,000
0.31%, 5/6/2013	5,000,000	5,000,000
Inter-American Development Bank, 1.625%, 7/15/2013	10,000,000	10,030,900
International Business Machines Corp., 1.25%, 5/12/2014	5,225,000	5,277,523
Kreditanstalt Fuer Wiederaufbau, 0.22%, 4/11/2014	10,000,000	9,996,489
Mitsubishi UFJ Trust & Banking Corp., 0.22%, 7/22/2013	5,000,000	5,000,000
Nordea Bank Finland PLC:
0.25%, 9/9/2013	10,000,000	10,000,000
0.3%, 6/14/2013	3,000,000	3,000,000
Norinchukin Bank:
0.2%, 6/12/2013	6,000,000	6,000,000
0.2%, 6/27/2013	7,000,000	7,000,000
Rabobank Nederland NV, 0.27%, 9/9/2013	5,000,000	5,000,000
Svenska Handelsbanken AB:
0.225%, 7/12/2013	10,000,000	10,000,100
0.255%, 9/26/2013	9,000,000	9,000,185
0.28%, 7/23/2013	10,000,000	10,000,115

Total Certificates of Deposit and Bank Notes (Cost $227,620,134)		227,620,134
Commercial Paper 36.8%
Issued at Discount ** 33.6%
Barclays Bank PLC, 0.17%, 5/15/2013	5,000,000	4,999,669
Bedford Row Funding Corp.:
144A, 0.32%, 7/15/2013	3,700,000	3,697,533
144A, 0.39%, 10/21/2013	3,700,000	3,693,066
144A, 0.42%, 1/3/2014	3,700,000	3,689,338
BHP Billiton Finance (U.S.A.) Ltd., 144A, 0.15%, 5/16/2013	39,000,000	38,997,562
Caisse d'Amortissement de la Dette Sociale, 0.27%, 8/6/2013	4,000,000	3,997,090
Caisse des Depots et Consignations:
144A, 0.26%, 9/27/2013	5,500,000	5,494,081
144A, 0.275%, 10/9/2013	8,500,000	8,489,546
Carnival Corp., 0.28%, 5/6/2013	2,500,000	2,499,903
Coca-Cola Enterprises, Inc., 0.27%, 5/1/2013	509,000	509,000
Collateralized Commercial Paper Co., LLC, 0.24%, 8/6/2013	12,500,000	12,491,917
Collateralized Commercial Paper II Co., LLC:
144A, 0.25%, 7/9/2013	7,000,000	6,996,646
144A, 0.3%, 6/3/2013	15,000,000	14,995,875
144A, 0.32%, 5/14/2013	10,200,000	10,198,821
144A, 0.33%, 5/15/2013	9,000,000	8,998,845
CPPIB Capital, Inc., 0.18%, 7/16/2013	5,000,000	4,998,100
DBS Bank Ltd.:
144A, 0.25%, 9/12/2013	5,000,000	4,995,347
144A, 0.26%, 10/4/2013	5,000,000	4,994,367
Diageo Capital PLC, 0.26%, 5/1/2013	1,726,000	1,726,000
DnB Bank ASA, 0.24%, 5/13/2013	9,550,000	9,549,236
Erste Abwicklungsanstalt:
0.21%, 5/10/2013	10,000,000	9,999,475
0.21%, 6/3/2013	4,000,000	3,999,230
0.24%, 5/28/2013	6,732,000	6,730,788
0.24%, 8/1/2013	4,000,000	3,997,547
0.39%, 7/22/2013	10,000,000	9,991,117
0.42%, 5/21/2013	8,000,000	7,998,133
0.425%, 7/8/2013	15,000,000	14,987,958
0.43%, 7/19/2013	5,500,000	5,494,810
0.43%, 8/13/2013	5,000,000	4,993,789
0.48%, 5/2/2013	5,000,000	4,999,933
General Electric Capital Corp., 0.25%, 5/1/2013	15,000,000	15,000,000
Gotham Funding Corp., 144A, 0.19%, 5/8/2013	14,515,000	14,514,464
Kells Funding LLC:
144A, 0.25%, 9/17/2013	5,000,000	4,995,174
144A, 0.25%, 9/20/2013	6,000,000	5,994,083
144A, 0.25%, 10/3/2013	3,000,000	2,996,771
144A, 0.26%, 8/15/2013	3,000,000	2,997,703
144A, 0.26%, 8/19/2013	5,000,000	4,996,028
144A, 0.26%, 8/27/2013	4,500,000	4,496,165
144A, 0.34%, 5/28/2013	5,000,000	4,998,725
Kreditanstalt Fuer Wiederaufbau:
144A, 0.19%, 5/2/2013	6,000,000	5,999,968
144A, 0.19%, 8/20/2013	12,000,000	11,992,970
Matchpoint Master Trust, 0.2%, 5/16/2013	7,000,000	6,999,417
Natixis U.S. Finance Co., LLC, 0.2%, 5/8/2013	10,000,000	9,999,611
Nestle Finance International Ltd.:
0.2%, 9/16/2013	10,000,000	9,992,333
0.27%, 5/7/2013	8,600,000	8,599,613
Nieuw Amsterdam Receivables Corp., 144A, 0.23%, 5/8/2013	7,000,000	6,999,687
Nordea North America, Inc.:
0.26%, 8/26/2013	5,000,000	4,995,775
0.275%, 7/16/2013	13,500,000	13,492,163
Oversea-Chinese Banking Corp., Ltd., 0.2%, 5/28/2013	21,000,000	20,996,850
Queensland Treasury Corp.:
0.15%, 5/21/2013	28,000,000	27,997,667
0.17%, 6/17/2013	15,000,000	14,996,671
Regency Markets No. 1 LLC, 144A, 0.18%, 5/20/2013	7,000,000	6,999,335
Scaldis Capital LLC:
0.19%, 5/8/2013	19,000,000	18,999,298
0.19%, 5/23/2013	25,000,000	24,997,097
Skandinaviska Enskilda Banken AB:
0.22%, 7/2/2013	10,000,000	9,996,211
0.225%, 5/6/2013	8,000,000	7,999,750
Societe Generale North America, Inc., 0.23%, 5/31/2013	23,000,000	22,995,592
Standard Chartered Bank, 0.27%, 7/11/2013	22,500,000	22,488,019
Svenska Handelsbanken AB, 0.23%, 6/7/2013	15,000,000	14,996,454
UOB Funding LLC, 0.25%, 8/26/2013	8,500,000	8,493,094
Victory Receivables Corp.:
144A, 0.19%, 5/8/2013	13,994,000	13,993,483
144A, 0.21%, 5/13/2013	7,000,000	6,999,510

		592,214,403
Issued at Par * 3.2%
ASB Finance Ltd., 144A, 0.414%, 9/4/2013	8,000,000	8,000,000
Atlantic Asset Securitization LLC:
144A, 0.251%, 9/4/2013	9,000,000	8,999,727
144A, 0.262%, 10/4/2013	4,000,000	4,000,000
Australia & New Zealand Banking Group Ltd., 144A, 0.35%, 12/6/2013	4,000,000	4,000,000
BNZ International Funding Ltd., 144A, 0.356%, 10/23/2013	4,000,000	4,000,000
Kells Funding LLC:
144A, 0.206%, 11/12/2013	7,000,000	7,000,000
144A, 0.299%, 10/21/2013	4,000,000	4,000,016
Westpac Banking Corp.:
144A, 0.293%, 9/3/2013	5,000,000	5,000,000
144A, 0.35%, 11/29/2013	11,000,000	11,000,000

		55,999,743

Total Commercial Paper (Cost $648,214,146)		648,214,146
Short-Term Notes * 11.6%
Australia & New Zealand Banking Group Ltd., 144A, 0.338%, 5/12/2014	8,000,000	8,000,000
Bank of Nova Scotia:
0.25%, 8/9/2013	8,500,000	8,500,000
0.29%, 1/10/2014	7,000,000	7,000,000
0.3%, 1/10/2014	8,000,000	8,000,000
Canadian Imperial Bank of Commerce, 0.33%, 5/16/2014	12,150,000	12,150,000
China Construction Bank Corp., 0.43%, 10/20/2014	8,000,000	8,000,000
HSBC Bank PLC, 144A, 0.72%, 5/15/2013	7,500,000	7,501,292
JPMorgan Chase Bank NA:
0.347%, 6/18/2013	4,000,000	4,000,921
0.355%, 5/22/2014	10,000,000	10,000,000
Kommunalbanken AS, 144A, 0.2%, 2/26/2014	8,000,000	8,000,000
National Australia Bank Ltd., 0.28%, 8/13/2013	9,500,000	9,500,000
Rabobank Nederland NV:
0.345%, 1/27/2014	10,000,000	10,000,000
0.383%, 6/27/2013	10,000,000	10,000,000
0.448%, 5/7/2013	10,000,000	10,000,000
144A, 0.5%, 8/16/2014	12,000,000	12,000,000
Royal Bank of Canada:
0.35%, 2/28/2014	9,000,000	9,000,000
0.53%, 6/4/2013	6,750,000	6,750,000
0.53%, 6/13/2013	14,000,000	14,000,000
Svensk Exportkredit AB, 144A, 0.42%, 5/22/2013	7,100,000	7,100,000
Wells Fargo Bank NA, 0.189%, 11/22/2013	12,000,000	12,000,000
Westpac Banking Corp.:
0.35%, 11/15/2013	10,000,000	10,000,000
0.373%, 5/3/2013	5,000,000	5,000,024
0.459%, 8/9/2013	7,500,000	7,500,000

Total Short-Term Notes (Cost $204,002,237)		204,002,237
Government & Agency Obligations 11.8%
Other Government Related (a) 2.1%
European Investment Bank:
1.875%, 6/17/2013	10,000,000	10,022,109
3.0%, 4/8/2014	5,000,000	5,127,652
International Bank for Reconstruction & Development, 0.119% **, 8/23/2013	22,500,000	22,491,450

		37,641,211
U.S. Government Sponsored Agencies 6.3%
Federal Farm Credit Bank, 0.22% *, 10/29/2014	4,000,000	4,000,918

Federal Home Loan Bank:
0.125%, 3/27/2014	6,250,000	6,246,779
0.17%, 7/5/2013	4,000,000	3,999,879
0.18%, 3/7/2014	5,500,000	5,499,767
0.21% *, 11/8/2013	3,500,000	3,499,271
0.36%, 5/16/2013	4,000,000	4,000,184
0.5%, 8/28/2013	7,000,000	7,006,798
Federal Home Loan Mortgage Corp.:
0.11% **, 11/19/2013	6,000,000	5,996,297
0.119% **, 8/26/2013	10,000,000	9,996,100
0.139% **, 8/13/2013	10,000,000	9,995,955
0.165% **, 5/29/2013	10,000,000	9,998,678
Federal National Mortgage Association:
0.139% **, 7/19/2013	10,000,000	9,996,928
0.149% **, 9/3/2013	25,000,000	24,986,979
0.149% **, 9/16/2013	5,500,000	5,496,837

		110,721,370
U.S. Treasury Obligations 3.4%
U.S. Treasury Bill, 0.177% **, 10/17/2013 (Cost $18,849,280)	18,865,000	18,849,280
U.S. Treasury Notes:
0.5%, 5/31/2013	16,000,000	16,004,609
0.5%, 10/15/2013	12,000,000	12,017,317
0.5%, 11/15/2013	5,500,000	5,510,325
4.0%, 2/15/2014	7,000,000	7,212,081

		59,593,612

Total Government & Agency Obligations (Cost $207,956,193)		207,956,193
Time Deposits 6.3%
BNP Paribas, 0.11%, 5/1/2013	41,500,000	41,500,000
Citibank NA, 0.15%, 5/1/2013	47,000,000	47,000,000
National Australia Bank Ltd., 0.1%, 5/1/2013	22,000,000	22,000,000

Total Time Deposits (Cost $110,500,000)		110,500,000
Municipal Bonds and Notes 2.0%
Texas, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4264, 144A, 0.18% ***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	25,000,000	25,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	10,000,000	10,075,385

Total Municipal Bonds and Notes (Cost $35,075,385)		35,075,385
Repurchase Agreements 18.6%
Barclays Capital, 0.1%, dated 4/25/2013, to be repurchased at $23,000,447 on 5/2/2013 (b)	23,000,000	23,000,000
Citigroup Global Markets, Inc., 0.09%, dated 4/24/2013, to be repurchased at $88,001,540 on 5/1/2013 (c)	88,000,000	88,000,000
JPMorgan Securities, Inc., 0.17%, dated 4/30/2013, to be repurchased at $16,000,076 on 5/1/2013 (d)	16,000,000	16,000,000
JPMorgan Securities, Inc., 0.4%, dated 3/18/2013, to be repurchased at $25,101,389 on 3/18/2014 (e)	25,000,000	25,000,000
Merrill Lynch & Co., Inc., 0.09%, dated 4/26/2013, to be repurchased at $50,000,875 on 5/3/2013 (f)	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 0.14%, dated 4/30/2013, to be repurchased at $10,692,455 on 5/1/2013 (g)	10,692,413	10,692,413
Merrill Lynch & Co., Inc., 0.17%, dated 3/1/2013, to be repurchased at $20,017,567 on 9/3/2013 (h)	20,000,000	20,000,000
Morgan Stanley & Co., Inc., 0.17%, dated 4/30/2013, to be repurchased at $47,000,222 on 5/1/2013 (i)	47,000,000	47,000,000
The Goldman Sachs & Co., 0.16%, dated 4/30/2013, to be repurchased at $28,000,124 on 5/1/2013 (j)	28,000,000	28,000,000
The Toronto-Dominion Bank, 0.1%, dated 4/24/2013, to be repurchased at $20,000,389 on 5/1/2013 (k)	20,000,000	20,000,000

Total Repurchase Agreements (Cost $327,692,413)		327,692,413

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,761,060,508) †	100.0	1,761,060,508
Other Assets and Liabilities, Net	0.0	212,239

Net Assets	100.0	1,761,272,747

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of April 30, 2013.

†	The cost for federal income tax purposes was $1,761,060,508.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
8,053,459	Federal National Mortgage Association	Zero Coupon	10/9/2019	7,190,290
17,234,000	Financing Corp. (FICO)	Zero Coupon	3/26/2015-9/26/2019	16,269,711
Total Collateral Value				23,460,001

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,562,754	Federal Home Loan Mortgage Corp.	1.379-3.851	12/15/2036-12/15/2042	9,130,779
50,608,741	Federal Home Loan Mortgage Corp. - Interest Only	5.801-6.301	6/15/2041-8/15/2042	8,980,496
9,855,988	Federal National Mortgage Association	4.5-4.54	4/25/2035-3/25/2043	9,894,132
81,872,295	Federal National Mortgage Association - Interest Only	5.9-6.55	9/25/2036-2/25/2043	13,855,403
2,676,946	Government National Mortgage Association	22.228	12/20/2037	3,798,403
274,535,850	Government National Mortgage Association - Interest Only	5.701-6.49	3/20/2033-12/16/2041	45,097,797
846,763	Government National Mortgage Association - Principal Only	Zero Coupon	3/20/2040	762,990
Total Collateral Value				91,520,000

(d)
Collateralized by $114,955,760 Federal National Mortgage Association - Interest Only, with the various coupon rates from 3.0-5.0%, with various maturity dates of 1/25/2033-2/25/2042 with a value of $16,320,373.

(e)	Collateralized by $25,549,151 Ally Auto Receivables Trust, 1.06%, maturing on 5/15/2017 with a value of $25,750,947.
(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
23,885,000	Federal Home Loan Bank	Zero Coupon	10/25/2013	23,875,446
100,601,000	Federal Home Loan Mortgage Corp.	Zero Coupon	5/4/2037	27,125,048
Total Collateral Value				51,000,494

(g)	Collateralized by $10,885,400 U.S. Treasury Notes, with the various coupon rates from 0.125-0.25%, with various maturity dates of 12/31/2013-11/30/2014 with a value of $10,906,340.
(h)	Collateralized by $13,936,100 U.S. Treasury Bond, 6.0%, maturing on 2/15/2026 with a value of $20,400,014.
(i)	Collateralized by $45,700,001 Federal National Mortgage Association, with the various coupon rates from 2.5-4.0%, with various maturity dates of 7/1/2027-11/1/2040 with a value of $47,940,000.
(j)	Collateralized by $26,439,939, Federal National Mortgage Association, 3.5%, with various maturity dates of 3/1/2043-4/1/2043 with a value of $28,560,001.
(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
10,130,300	U.S. Treasury Bond	5.25	11/15/2028	14,328,140
5,953,500	U.S. Treasury Notes	0.75-4.0	2/15/2014-10/31/2015	6,071,930
Total Collateral Value				20,400,070

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIQ: Liquidity Facility
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(l)	$—	$1,433,368,095	$—	$1,433,368,095
Repurchase Agreements	—	327,692,413	—	327,692,413
Total	$—	$1,761,060,508	$—	$1,761,060,508

There have been no transfers between fair value measurements levels during the period ended April 30, 2013.

(l)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 21, 2013